Transactions and Balances with Related Parties	6 Months Ended
Jun. 30, 2026
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 7:- TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Balances with related parties:

	June 30, 2026		December 31, 2025
	Key management personnel	Other related parties	Key management personnel	Other related parties
Current assets	$-	15	$-	$15
Current liabilities	$218	584	$123	$381
Non-current liabilities	$-	292	$-	$222

b.	Transactions with related parties (not including amounts described in Note 6c):

	Six months ended		Year ended
	June 30,		December 31,
	2026	2025	2025

Research and development expenses	$124	$55	$216

c.	Benefits to key management personnel (including directors):

	Six months ended		Year ended
	June 30,		December 31,
	2026	2025	2025
Short-term benefits	$1,065	$549	$1,142

Management fees	$60	$60	$120

Cost of share-based payment	$1,197	$151	$302

d.	During 2023 the Company and Nexera Technologies Ltd. (“Nexera”) engaged in a mutual share exchange in the amount of $288 of ordinary shares from each of the Company and Nexera. Accordingly, the Company acquired 189 ordinary shares of Nexera and Nexera acquired 660 ordinary shares of the Company having an aggregate value of $288 As of June 30, 2026, the listed share price of Nexera on Nasdaq was $7.425. For the six months ended June 30, 2026 and 2025, the Company has recorded a loss in the amount of $0 and $78, respectively.

On October 10, 2025, the Company sold its holding in SNI to NeuroThera as part of the Transaction (see note 7h).

As of June 30, 2026, the management fees owed to Nexera amounted to $292.

e.	On March 7, 2022, the Company entered into a Cooperation Agreement with Clearmind, a company in which Dr. Adi Zuloff-Shani, the Company’s Chief Technologies Officer, Mr. Weiss, the Company’s President, and Mr. Adler, the Company’s Chief Executive Officer and Chief Financial Officer serve as officers and directors (the “Cooperation Agreement”).

During the six-month period ended June 30, 2026, the Company recognized expenses in respect of the Cooperation Agreement in the amount of $124.

f.	Mr. Weiss, a member of the Company’s board of directors and the Company’s President, was the chairman of the board of directors of AutoMax. Mr. Weiss resigned from the board of directors of AutoMax on October 16, 2025. (see Note 6).

g.

On August 13, 2024, the Company entered into a license agreement (the “License Agreement”) for the out-licensing of its SCI-160 program (the “Assets”), with Polyrizon Ltd. (the “Licensee” or “Polyrizon”). According to the License Agreement, the Company granted the Licensee a royalty-bearing, exclusive, sub-licensable right and license to the Assets (the “License”). In consideration for the License, the Company received and will receive certain shares of the Licensee, reflecting an issue price of $805, and royalties from sales related to and income generated from the Assets. Further, the Licensee will pay the Company pre-determined fees upon the completion of certain development milestones relating to the Assets.

On December 30, 2024, pursuant to a share transfer agreement, the Company sold all of the Licensee ordinary shares and pre-funded warrants held by it to a third party, as well as an aggregate of 1,541,096 Licensee common warrants to third parties, for aggregate consideration of $771. In addition, in consideration for the License, the Company will receive royalties from sales related to the Assets and income generated from it.

On April 1, 2025, the Company entered into a securities purchase agreement with Polyrizon, pursuant to which the Company participated in a private placement of Polyrizon and invested $100 (out of an aggregate investment of approximately $17,000), in exchange for ordinary shares and Series A warrants to purchase ordinary shares, of Polyrizon. In addition, the Company entered into an exchange agreement with Polyrizon, pursuant to which the Company exchanged existing ordinary share warrants of Polyrizon held the Company for Series A warrants to purchase ordinary shares of Polyrizon.

Mr. Oz Adler, the Company’s Chief Executive Officer and Chief Financial Officer, is Chairman of the board of directors of Polyrizon.